Lease (Details Narrative)	Dec. 09, 2024 MYR (RM)	Nov. 08, 2024 MYR (RM)	Oct. 04, 2022 MYR (RM)	Aug. 31, 2022 MYR (RM)	Jul. 29, 2022 MYR (RM)	Nov. 26, 2021	Oct. 15, 2021	Jul. 15, 2021	Aug. 20, 2020	Aug. 01, 2020 USD ($)	Aug. 01, 2020 MYR (RM)	Oct. 29, 2019	Jul. 15, 2019 USD ($)	Jul. 15, 2019 MYR (RM)	Apr. 23, 2018	Jun. 17, 2013 USD ($)
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Term of contract	2 years											2 years				5 years
Lease expiration date	Nov. 14, 2026		Nov. 30, 2024			Nov. 30, 2022	Oct. 31, 2026					Nov. 30, 2021			Oct. 31, 2021	Oct. 31, 2018
Extended term	2 years		2 years			24 months	5 years								3 years	6 years
Rental payment	RM 19,200		RM 9,280													$ 42,000
Operating lease annual rent expense increase																3.00%
Sub Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Term of contract									2 years				2 years	2 years
Lease expiration date					Aug. 31, 2024			Jul. 31, 2023	Aug. 31, 2022				Jul. 14, 2021	Jul. 14, 2021
Extended term					2 years			2 years
Rental payment					RM 30,000					$ 7,406	RM 35,000		$ 4,232	RM 20,000
Auto Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Term of contract		3 years		3 years
Rental payment		RM 1,849		RM 1,902